FINANCIAL INSTRUMENTS - Gross Impact of Changes in Fair Value of Derivatives Designated as Cash Flow Hedges on AOCI and Net Income (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) Recognized in Accumulated Other Comprehensive Income	$ (50)	$ (19)	$ (56)	$ 47
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	1	(9)	15	(13)
Foreign exchange contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) Recognized in Accumulated Other Comprehensive Income	(55)	(15)	(81)	66
Net sales | Foreign exchange contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	(1)	0	(3)	(1)
Cost of goods sold | Foreign exchange contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	2	(3)	27	(20)
Other, Net | Foreign exchange contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	1	(5)	(6)	10
Interest expense | Interest rate contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) Recognized in Accumulated Other Comprehensive Income	5	(4)	25	(19)
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	$ (1)	$ (1)	$ (3)	$ (2)